OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other liabilities [Line Items]
Deferred Revenue	$ 6,302	$ 12,374
Other Liabilities, Current	10,292	15,875
Other Sundry Liabilities, Current	$ 3,990	$ 3,501